INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (2,320,272)	$ (2,624,711)	$ (1,819,604)
Change in accounting policies			13,290
Credited (charged) to profit or loss	(1,303,156)		(561,245)
Credited (charged) to OCI	1,054,017		(283,182)
Foreign exchange adjustments	2,310		26,030
Deferred tax (liabilities) assets at the end of the period	(2,567,101)	(2,320,272)	(2,624,711)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,166,160	2,420,224	1,863,249
Change in accounting policies		159,169	649,307
Credited (charged) to profit or loss	892,741	1,136,777	75,633
Credited (charged) to OCI	1,080,546	418,879	(195,492)
Foreign exchange adjustments	32,344	31,111	27,527
Deferred tax (liabilities) assets at the end of the period	6,171,791	4,166,160	2,420,224
Deferred tax assets [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	28,230	11,274	29,650
Change in accounting policies		26,312
Credited (charged) to profit or loss	21,386	1,776	(14,680)
Credited (charged) to OCI	350,014	(117)	(4,540)
Foreign exchange adjustments	(14,292)	(11,015)	844
Deferred tax (liabilities) assets at the end of the period	385,338	28,230	11,274
Deferred tax assets [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	275	365	622
Credited (charged) to profit or loss	753	(667)	(1,129)
Credited (charged) to OCI		577	872
Deferred tax (liabilities) assets at the end of the period	1,028	275	365
Deferred tax assets [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	609,930	156,543	73,154
Credited (charged) to profit or loss	(216,846)	136,061	68,038
Credited (charged) to OCI	308,831	317,271	15,351
Foreign exchange adjustments	(2,604)	55
Deferred tax (liabilities) assets at the end of the period	699,311	609,930	156,543
Deferred tax assets [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	45,324	147
Credited (charged) to profit or loss	101,221	45,180	147
Foreign exchange adjustments	(49)	(3)
Deferred tax (liabilities) assets at the end of the period	146,496	45,324	147
Deferred tax assets [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	562	173	136
Credited (charged) to profit or loss	593	389	37
Deferred tax (liabilities) assets at the end of the period	1,155	562	173
Deferred tax assets [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	47,181	50,144	41,390
Credited (charged) to profit or loss	12,423	(2,963)	8,750
Foreign exchange adjustments			4
Deferred tax (liabilities) assets at the end of the period	59,604	47,181	50,144
Deferred tax assets [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	3,623	1,650	14,917
Change in accounting policies		117,600
Credited (charged) to profit or loss	(29)	(117,519)	(13,440)
Foreign exchange adjustments	(2,437)	1,892	173
Deferred tax (liabilities) assets at the end of the period	1,157	3,623	1,650
Deferred tax assets [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	448,793	212,223	159,169
Change in accounting policies		8,495
Credited (charged) to profit or loss	54,939	218,844	54,517
Foreign exchange adjustments	58,998	9,231	(1,463)
Deferred tax (liabilities) assets at the end of the period	562,730	448,793	212,223
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	10,169	1,856	2,927
Credited (charged) to profit or loss	8,758	8,908	(1,203)
Foreign exchange adjustments	2,155	(595)	132
Deferred tax (liabilities) assets at the end of the period	21,082	10,169	1,856
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	323,544	304,768	284,111
Change in accounting policies		(2,305)
Credited (charged) to profit or loss	15,505	19,812	16,749
Foreign exchange adjustments		1,269	3,908
Deferred tax (liabilities) assets at the end of the period	339,049	323,544	304,768
Deferred tax assets [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	32,154	36,083	20,903
Credited (charged) to profit or loss	2,401	(3,908)	15,180
Foreign exchange adjustments	59	(21)
Deferred tax (liabilities) assets at the end of the period	34,614	32,154	36,083
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	25,461	18,323
Credited (charged) to profit or loss	4,481	7,138	18,323
Credited (charged) to OCI	79
Deferred tax (liabilities) assets at the end of the period	30,021	25,461	18,323
Deferred tax assets [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	214,669	99,584	168,856
Change in accounting policies		(29,258)
Credited (charged) to profit or loss	28,501	117,615	(69,272)
Foreign exchange adjustments		26,728
Deferred tax (liabilities) assets at the end of the period	243,170	214,669	99,584
Deferred tax assets [member] | Tax losses carry forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	86,558	56,516	299,201
Change in accounting policies		26,041
Credited (charged) to profit or loss	38,949	3,132	(24,518)
Credited (charged) to OCI			(240,420)
Foreign exchange adjustments	(8,482)	869	22,253
Deferred tax (liabilities) assets at the end of the period	117,025	86,558	56,516
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	6,071	5,661	4,670
Credited (charged) to profit or loss	(1,720)	410	991
Deferred tax (liabilities) assets at the end of the period	4,351	6,071	5,661
Deferred tax assets [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	220,822	223,238	189,882
Change in accounting policies		2,911
Credited (charged) to profit or loss	98,893	(7,584)	35,111
Foreign exchange adjustments	4,348	2,257	(1,755)
Deferred tax (liabilities) assets at the end of the period	324,063	220,822	223,238
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	123,700	120,367	131,783
Change in accounting policies		(1,219)
Credited (charged) to profit or loss	(4,375)	3,608	(27,270)
Credited (charged) to OCI	(19,635)	437	15,308
Foreign exchange adjustments	2,972	507	546
Deferred tax (liabilities) assets at the end of the period	102,662	123,700	120,367
Deferred tax assets [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	423	859
Credited (charged) to profit or loss	(423)	(436)	859
Deferred tax (liabilities) assets at the end of the period		423	859
Deferred tax assets [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			2,587
Credited (charged) to profit or loss			(2,587)
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	884,158	247,883	158,645
Credited (charged) to profit or loss	484,332	636,275	89,238
Deferred tax (liabilities) assets at the end of the period	1,368,490	884,158	247,883
Deferred tax assets [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	104	220	104
Credited (charged) to profit or loss	(3)	(2)	282
Credited (charged) to OCI		(114)	(166)
Deferred tax (liabilities) assets at the end of the period	101	104	220
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	609,701	586,879	8,592
Change in accounting policies		10,592	649,307
Credited (charged) to profit or loss	56,007	1,451	(74,500)
Foreign exchange adjustments	27,680	10,779	3,480
Deferred tax (liabilities) assets at the end of the period	693,388	609,701	586,879
Deferred tax assets [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	444,708	285,468	271,950
Credited (charged) to profit or loss	186,995	69,257	(3,989)
Credited (charged) to OCI	441,257	100,825	18,102
Foreign exchange adjustments	(36,004)	(10,842)	(595)
Deferred tax (liabilities) assets at the end of the period	1,036,956	444,708	285,468
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(6,486,432)	(5,044,935)	(3,682,853)
Change in accounting policies			(636,017)
Credited (charged) to profit or loss	(2,195,897)		(636,878)
Credited (charged) to OCI	(26,529)		(87,690)
Foreign exchange adjustments	(30,034)		(1,497)
Deferred tax (liabilities) assets at the end of the period	(8,738,892)	(6,486,432)	(5,044,935)
Deferred tax liabilities [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(111,742)	(75,114)	(49,937)
Credited (charged) to profit or loss	9,262	(27,361)	43,565
Credited (charged) to OCI	(3,767)	(18,286)	(65,399)
Foreign exchange adjustments	32,352	9,019	(3,343)
Deferred tax (liabilities) assets at the end of the period	(73,895)	(111,742)	(75,114)
Deferred tax liabilities [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(203,826)	(105,502)	(115,877)
Credited (charged) to profit or loss	(17,437)	(116,654)	20,716
Credited (charged) to OCI	(20,075)	(411)	(10,773)
Foreign exchange adjustments	(12,084)	18,741	432
Deferred tax (liabilities) assets at the end of the period	(253,422)	(203,826)	(105,502)
Deferred tax liabilities [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(13,194)	(7,264)	(17,565)
Credited (charged) to profit or loss	(15,724)	(8,734)	17,410
Credited (charged) to OCI	(3,722)	2,740	(10,272)
Foreign exchange adjustments	(28)	64	3,163
Deferred tax (liabilities) assets at the end of the period	(32,668)	(13,194)	(7,264)
Deferred tax liabilities [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(115,071)	(92,100)	(287,526)
Credited (charged) to profit or loss	(62,571)	(22,971)	195,426
Deferred tax (liabilities) assets at the end of the period	(177,642)	(115,071)	(92,100)
Deferred tax liabilities [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,805)	(85,584)	(23,150)
Credited (charged) to profit or loss	384	83,779	(62,434)
Deferred tax (liabilities) assets at the end of the period	(1,421)	(1,805)	(85,584)
Deferred tax liabilities [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(27,042)	(38,086)	(63,567)
Credited (charged) to profit or loss	(2,489)	308	25,769
Foreign exchange adjustments		10,736	(288)
Deferred tax (liabilities) assets at the end of the period	(29,531)	(27,042)	(38,086)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(399,561)	(432,707)	(270,947)
Change in accounting policies		(52,429)
Credited (charged) to profit or loss	(193,833)	144,414	(163,948)
Foreign exchange adjustments	(19,531)	(58,839)	2,188
Deferred tax (liabilities) assets at the end of the period	(612,925)	(399,561)	(432,707)
Deferred tax liabilities [member] | Foreclosed assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(60,161)	(90,276)	(92,416)
Credited (charged) to profit or loss	(5,006)	30,115	2,140
Deferred tax (liabilities) assets at the end of the period	(65,167)	(60,161)	(90,276)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(270,327)	(294,303)	(357,384)
Change in accounting policies		(3,788)
Credited (charged) to profit or loss	(3,460)	30,070	54,139
Foreign exchange adjustments	(9,806)	(2,306)	8,942
Deferred tax (liabilities) assets at the end of the period	(283,593)	(270,327)	(294,303)
Deferred tax liabilities [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(338,964)	(265,505)	(170,138)
Credited (charged) to profit or loss	(71,262)	(73,426)	(86,092)
Foreign exchange adjustments		(33)	(9,275)
Deferred tax (liabilities) assets at the end of the period	(410,226)	(338,964)	(265,505)
Deferred tax liabilities [member] | Right Of Use [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(422,659)	(494,923)
Change in accounting policies		(16,274)	(636,017)
Credited (charged) to profit or loss	1,526	100,038	144,618
Foreign exchange adjustments	(16,036)	(11,500)	(3,524)
Deferred tax (liabilities) assets at the end of the period	(437,169)	(422,659)	(494,923)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(79,571)	(70,065)
Change in accounting policies		(99)
Credited (charged) to profit or loss	(16,694)	(8,617)	(69,732)
Credited (charged) to OCI		(532)	(333)
Foreign exchange adjustments	(77)	(258)
Deferred tax (liabilities) assets at the end of the period	(96,342)	(79,571)	(70,065)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(263,802)	(82,082)	(621,878)
Credited (charged) to profit or loss	(53,515)	(132,822)	539,796
Foreign exchange adjustments	(3,589)	(48,898)
Deferred tax (liabilities) assets at the end of the period	(320,906)	(263,802)	(82,082)
Deferred tax liabilities [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(21,766)	(9,408)	(24,280)
Credited (charged) to profit or loss	7,562	(515)	21,285
Foreign exchange adjustments	(2,338)	(11,843)	(6,413)
Deferred tax (liabilities) assets at the end of the period	(16,542)	(21,766)	(9,408)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(30,851)	(27,492)
Credited (charged) to profit or loss	(8,943)	(3,397)	(28,020)
Credited (charged) to OCI	3,686	1,078	322
Foreign exchange adjustments	(5,259)	(1,040)	206
Deferred tax (liabilities) assets at the end of the period	(41,367)	(30,851)	(27,492)
Deferred tax liabilities [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(253,223)	(222,513)	(193,030)
Credited (charged) to profit or loss	(73,847)	(30,710)	(29,483)
Deferred tax (liabilities) assets at the end of the period	(327,070)	(253,223)	(222,513)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(638,438)	(127,223)	(116,034)
Credited (charged) to profit or loss	(278,721)	(511,215)	(11,189)
Deferred tax (liabilities) assets at the end of the period	(917,159)	(638,438)	(127,223)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(149,928)	(189,897)	(554,608)
Credited (charged) to profit or loss	(25,404)	39,969	364,711
Deferred tax (liabilities) assets at the end of the period	(175,332)	(149,928)	(189,897)
Deferred tax liabilities [member] | Intangible Assets In Concession Arrangements [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(2,537,348)	(1,890,875)	(344,133)
Credited (charged) to profit or loss	(1,451,262)		(1,546,742)
Foreign exchange adjustments	(6,367)
Deferred tax (liabilities) assets at the end of the period	(3,994,977)	(2,537,348)	(1,890,875)
Deferred tax liabilities [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(31,194)	(27,704)	(23,333)
Credited (charged) to profit or loss	(14,633)		(4,371)
Deferred tax (liabilities) assets at the end of the period	(45,827)	(31,194)	(27,704)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(279,347)	(231,167)	(4,293)
Credited (charged) to profit or loss	(29,017)		(226,874)
Foreign exchange adjustments	(9,175)
Deferred tax (liabilities) assets at the end of the period	(317,539)	(279,347)	(231,167)
Deferred tax liabilities [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(226,224)	(176,534)	(243,665)
Credited (charged) to profit or loss	113,393		62,260
Credited (charged) to OCI	(2,651)		(1,235)
Foreign exchange adjustments	23,831		6,106
Deferred tax (liabilities) assets at the end of the period	(91,651)	(226,224)	(176,534)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(10,388)	(8,611)	(109,092)
Credited (charged) to profit or loss	(4,206)	(1,472)	100,172
Foreign exchange adjustments	(1,927)	(305)	309
Deferred tax (liabilities) assets at the end of the period	$ (16,521)	$ (10,388)	$ (8,611)